BUSINESS DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Business Development (Tables) [Abstract]
Exchange Ratio [Text Block]
Number of shares of Unibanco and of Unibanco Holdings exchanged for 1 share of Itaú Unibanco
Common	1.1797 = 1
Preferred	3.4782 = 1
Unit	1.7391 = 1
Global Depositary Receipts	0.17391 = 1

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition One Assumed [Table Text Block]
Estimated fair value of assets acquired and liabilities assumed on the date of acquisition of Unibanco and Unibanco Holdings

Cash and cash equivalents	17,262
Interest-bearing deposits in other banks	770
Securities purchased under resale agreements	26,922
Central Bank compulsory deposits	2,093
Trading assets, at fair value	21,265
Available-for-sale securities, at fair value	18,547
Held-to-maturity securities, at amortized cost	836
Net loans and leases	69,644
Investments in unconsolidated companies - Redecard	3,891
Investments in unconsolidated companies - Others	1,166
Premises and equipment, net	1,155
Intangible assets	13,517
Deferred tax asset, net	1,560
Deferred tax asset for excess tax-deductible goodwill	7,155
Other assets	15,557
Total assets purchased	201,340
Non-interest and interest-bearing deposits	56,762
Securities sold under repurchase agreements	33,545
Short and long-term borrowings	38,813
Other liabilities	45,228
Total liabilities assumed	174,348
Net asset at fair value	26,992
Fair value of non-controlling interests	(1,503)
Shareholders’ equity attributable to Itaú Unibanco	25,489
Purchase price	24,659
Bargain purchase gain	830

Gain Ecognized On Remeasurement To Fair Value Of Original Interest In Equity Method Investee [Table Text Block]
The gain recognized as a result of remeasuring to fair value our original interest in Redecard

Original Redecard common shares – in thousands of shares	312,403
Quoted market price at date of acquisition – in R$	28.50
Fair value of our initial investment in Redecard	8,903
Less carrying amount	4,373
Pre-tax gain	4,530

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition Two Assumed [Table Text Block]
Purchase of Redecard and the allocation of the assets acquired and liabilities assumed

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	175
Premises and equipments, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax liability	1,978
Payable to merchants	10,933
Other liabilities	787
Total liabilities assumed	13,698
Total shareholders’ equity – 100%	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Purchase price	9,493
Amount paid in cash	590
Fair value of our original investment in Redecard	8,903

Schedule Of Recognized Identified Assets Acquired and Liabilities Acquisition Three Assumed [Table Text Block]
Value of identifiable assets acquired and liabilities assumed - Porto Seguro

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	11
Held-to-maturity securities	1,663
Available-for-sale securities	271
Net loans	270
Premises and equipment, net	226
Intangible assets	874
Other assets	850
Total assets purchased	4,165
Deposits	54
Short and long-term borrowings	39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	1,754
Other liabilities	830
Total liabilities assumed	2,677
Interest in PSIUPAR’s net assets - 43.9%	1,488
Fair value of interest held in PSIUPAR	1,886
Goodwill	398

Business Combination Step Acquisition Disclosure [Table Text Block]
Estimated fair value of assets acquired and liabilities assumed

Interest-bearing deposits in other banks	2,092
Trading assets	576
Available-for-sale securities	541
Loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Liabilities assumed	5,258
Purchase price	399